Restructuring (Tables)	9 Months Ended
Sep. 30, 2017
Details of Restructuring Charge Recognized
Details of the restructuring charge recognized in the three and nine months ended September 30, 2017, are as follows;

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)

Restructuring charges	-	$4,065	$7,753	$8,159

Total	-	$4,065	$7,753	$8,159

Details of Movement in Restructuring Provisions Recognized
Details of the movement in the restructuring charge recognized in the three and nine months ended September, 30 2017 are as follows;

Workforce reductions
(in thousands)
Initial restructuring charge recorded	$7,753
Cash payments	$(2,536)
Foreign exchange movement	-

Provision at September 30, 2017	$5,217

Restructuring Charges
	Workforce	Onerous
	Reductions	Lease	Total
		(in thousands)

Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	(63)	-	(63)
Provision at December 31, 2016	$393	$1,398	$1,791
Utilized	(393)	(757)	(1,150)
Provision at September 30, 2017	-	$641	$641